Restructuring	9 Months Ended
Sep. 30, 2023
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
In the nine months ended September 30, 2023, a restructuring charge of $45.4 million was recorded in the Condensed Consolidated Statement of Operations under a restructuring plan adopted following a review of operations. The restructuring plan reflected a workforce reduction of $34.1 million and an office consolidation program to optimize the Company's office footprint of $11.3 million.

	Nine Months Ended
	September 30, 2023	September 30, 2022
	(in thousands)
Restructuring charges	$45,390	$32,890
Net charge	$45,390	$32,890

At September 30, 2023, a total liability of $19.6 million was recorded on the Consolidated Balance Sheet relating to restructuring activities. The total liability included $16.2 million of personnel related liabilities as a result of the workforce reduction; all of which have been classified as short-term. The total liability also included $3.4 million of facilities related liabilities of which $1.1 million is included within other liabilities and $2.3 million is included within non-current other liabilities.

	Nine Months Ended	Year ended
	September 30, 2023	December 31, 2022
	(in thousands)

Opening provision	$6,022	$10,311
Additional provisions	36,704	4,364
Utilization	(23,106)	(8,653)
Ending provision	$19,620	$6,022